Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,738,000.00
Previously Paid Amount	1,344.82
Total Fee Amount	1,344.82
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 9,738,000.00
Final Prospectus	true